Document and Entity Information	15 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	Bergio International, Inc.
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Central Index Key	0001431074
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 18,252	$ 128,238	$ 4,262
Accounts Receivable - Net	383,572	385,642	474,212
Inventory	1,674,659	1,529,394	1,602,680
Prepaid Expenses	26,433	14,863	9,353
Other Receivables - net		65,000	175,000
Deferred Financing costs	42,417	60,689
Total Current Assets	2,145,333	2,183,826	2,265,507
Property and Equipment - Net	109,867	104,597	118,135
Other Assets:
Deferred Offering Costs	175,000	175,000
Investment in Unconsolidated Affiliate	5,828	5,000	5,000
Total Other Assets	180,828	180,000	5,000
Total Assets	2,436,028	2,468,423	2,388,642
Current Liabilities:
Accounts Payable and Accrued Expenses	210,402	119,231	417,144
Bank Lines of Credit - Net	122,498	104,326	200,866
Convertible Debt - Net	359,357	364,551	112,069
Current Maturities of Notes Payable	25,477	20,591	110,060
Current Maturities of Capital Leases			14,656
Advances from Stockholder - Net	221,244	323,086	317,601
Derivative Liability	310,230	282,584	67,988
Total Current Liabilities	1,249,208	1,214,369	1,240,384
Long-Term Liabilities
Notes Payable	22,865	31,035	51,626
Commitments and Contingencies
Total Liabilities	1,272,073	1,245,404	1,292,010
Stockholders' Equity
Series A Preferred Stock
Common Stock	60,501	41,302	11,159
Additional Paid-In Capital	4,669,571	4,526,165	4,021,593
Accumulated Deficit	(3,566,117)	(3,344,448)	(2,936,120)
Total Stockholders' Equity	1,163,955	1,223,019	1,096,632
Total Liabilities and Stockholders' Equity	$ 2,436,028	$ 2,468,423	$ 2,388,642

BALANCE SHEETS (PARENTHETICAL) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Series A Preferred stock, par value	$ 0.001	$ 0.001
Series A Preferred stock, shares authorized	51	51
Series A Preferred stock, shares issued	51	51
Series A Preferred stock, shares outstanding	51	51
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	60,501,390	41,302,182	11,159,574
Common stock, shares outstanding	60,501,390	41,302,182	11,159,574

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales - Net	$ 329,947	$ 270,551	$ 1,621,011	$ 1,445,570
Cost of Sales	135,660	181,053	926,684	812,831
Gross Profit	194,287	89,498	694,327	632,739
Selling Expenses	38,528	67,604	412,276	317,463
General and Administrative Expenses
Share-Based Services				242,900
Other	188,210	180,819	523,058	412,951
Total General and Administrative Expenses	188,210	180,819	523,058	655,851
Total Operating Expenses	226,738	248,423	935,334	973,314
Loss from Operations	(32,451)	(158,925)	(241,007)	(340,575)
Other Income (Expense)
Interest Income	828
Interest Expense	(16,717)	(17,155)	(66,332)	(68,240)
Derivative Expense	(28,797)
Amortization of Debt Discount	(130,038)	(16,150)	(199,895)	(120,230)
Change in Fair Value of Derivative	6,278	14,400	176,841	60,206
Amortization of Deferred Financing Costs	(20,772)		(6,785)
Other			(71,150)
Gain on Sale of Subsidiary				225,000
Financing Costs - Shared Based				(595,160)
Total Other Income (Expense)	(189,218)	(18,905)	(167,321)	(498,424)
Net Loss	$ (221,669)	$ (177,830)	$ (408,328)	$ (838,999)
Net Loss Per Common Share - Basic and Diluted	$ 0	$ (0.02)	$ (0.02)	$ (0.1)
Weighted Average Common Shares Outstanding - Basic and Diluted	49,989,242	11,773,586	21,641,233	8,718,321

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Total Stockholders' Equity USD ($)
Beginning Balance, amount at Dec. 31, 2009		$ 4,308	$ 1,675,042	$ (2,097,121)	$ (417,771)
Beginning Balance, shares at Dec. 31, 2009		4,308,625			4,308,625
Issuance of common stock for professional services, shares		135,499			135,499
Issuance of common stock for professional services, value		135	97,925		98,060
Issuance of common stock for related party debt and accrued interest, shares		157,142			157,142
Issuance of common stock for related party debt and accrued interest, value		158	401,602		401,760
Issuance of common stock for cash ($30,000) and financing costs ($60,000), shares		125,000			125,000
Issuance of common stock for cash ($30,000) and financing costs ($60,000), value		125	89,875		90,000
Issuance of common stock for deferred offering costs, shares		92,593			92,593
Issuance of common stock for deferred offering costs, value		93	499,907		500,000
Issuance of common stock for payment of debt, shares		1,190,249			1,190,249
Issuance of common stock for payment of debt, value		1,190	698,809		699,999
Issuance of common stock for payment of accounts payable, shares		714,473			714,473
Issuance of common stock for payment of accounts payable, value		714	246,286		247,000
Issuance of common stock for share liability, shares		375,000			375,000
Issuance of common stock for share liability, value		375	179,625		180,000
Issuance of common stock for accrued compensation, shares		3,232,020			3,232,020
Issuance of common stock for accrued compensation, value		3,232	67,601		70,833
Issuance of common stock for debt conversion, shares		828,973			828,973
Issuance of common stock for debt conversion, value		829	64,921		65,750
Net loss for the period				(838,999)	(838,999)
Ending Balance, amount at Dec. 31, 2010		11,159	4,021,593	(2,936,120)	1,096,632
Ending Balance, shares at Dec. 31, 2010		11,159,574			11,159,574
Issuance of common stock for professional services, shares		533,553			533,553
Issuance of common stock for professional services, value		534	34,147		34,681
Issuance of common stock for deferred offering costs, shares		2,136,111			2,136,111
Issuance of common stock for deferred offering costs, value		2,136	49,114		51,250
Issuance of common stock for payment of accounts payable, shares		1,040,133			1,040,133
Issuance of common stock for payment of accounts payable, value		1,040	30,060		31,100
Issuance of common stock for accrued compensation, shares		1,988,054			1,988,054
Issuance of common stock for accrued compensation, value		1,988	21,570		23,558
Issuance of common stock for debt conversion, shares		19,236,424			19,236,424
Issuance of common stock for debt conversion, value		19,237	281,139		300,376
Common stock issuable for deferred offering cost, shares		5,208,333			5,208,333
Common stock issuable for deferred offering cost, value		5,208	88,542		93,750
Issuance of preferred stock to CEO, shares	51				51
Net loss for the period				(408,328)	(408,328)
Ending Balance, amount at Dec. 31, 2011		41,302	4,526,165	(3,344,448)	1,223,019
Ending Balance, shares at Dec. 31, 2011	51	41,302,182			41,302,233
Issuance of common stock for debt conversion, shares		19,199,208			19,199,208
Issuance of common stock for debt conversion, value		19,199	116,033		135,232
Reclasification of derivative liability associated with convertible debt			27,373		27,373
Net loss for the period				(221,669)	(221,669)
Ending Balance, amount at Mar. 31, 2012		$ 60,501	$ 4,669,571	$ (3,566,117)	$ 1,163,955
Ending Balance, shares at Mar. 31, 2012	51	60,501,390			60,501,441

STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
NET LOSS	$ (221,669)	$ (177,830)	$ (408,328)	$ (838,999)
Adjustments to Reconcile Net Loss to Net Cash Used for by Operating Activities:
Depreciation and Amortization	5,370	12,242	43,031	54,282
Allowance for Doubtful Accounts			12,152	(50,620)
Amortization of Debt Discount and Debt Issue Costs	150,810	16,150	206,680	120,230
Derivative Expense	28,797
Change in Fair Value of Derivative	(6,278)	(14,400)	(176,841)	(60,206)
Allowance for Doubtful Account - Receivable Other			72,500
Share-Based Services				242,900
Share-Based Financing Costs				595,160
Gain on Sale of Subsidiary				(225,000)
Loss on Disposal of Equipment				18,945
Sales returns and allowances reserve				(34,808)
Changes in Assets and Liabilities
(Increase) Decrease in Accounts Receivable	2,070	54,901	76,418	(81,897)
(Increase) Decrease in Inventory	(145,265)	115,009	73,286	(245,909)
(Increase) Decrease in Prepaid Expenses	(11,570)	(18,164)	(5,510)	(6,416)
(Increase) Decrease in Other Receivable	65,000
(Decrease) Increase in Accounts Payable and Accrued Expenses	91,171	(132,393)	(160,290)	147,535
Total Adjustments	(41,564)	(144,485)	141,426	474,196
Net Cash Used for Operating Activities	(41,564)	(144,485)	(266,902)	(364,803)
Investing Activities:
Capital Expenditures	(10,640)	(8,617)	(29,493)	(28,910)
Proceeds from Subsidiary	(828)
Proceeds from Sale of Subsidiary		37,500	37,500	50,000
Payments for Disposal				(2,145)
Net Cash Provided by Investing Activities	(11,468)	28,883	8,007	18,945
Financing Activities:
Increase (Decrease) in Cash Overdraft		72,776		(13,717)
Advances of Bank Lines of Credit - Net	18,172	2,606
Repayments of Bank Lines of Credit - Net			(59,569)	(21,098)
Proceeds from Convertible Debt	32,500		566,000	160,000
Repayments of Notes Payable	(3,284)	(8,743)	(37,689)	(36,647)
Advances from Stockholder - Net	(101,842)	50,015	5,485	256,018
Repayments of Capital Leases		(5,314)	(14,656)	(24,436)
Deferred Financing Costs			(46,700)
Deferred Offering Costs	(2,500)		(30,000)
Proceeds from Sale of Stock				30,000
Net Cash Provided by Financing Activities	(56,954)	111,340	382,871	350,120
Net Change in Cash	(109,986)	(109,986)	123,976	4,262
Cash - Beginning of Periods	128,238	4,262	4,262
Cash - End of Periods	18,252	18,252	128,238	4,262
Cash paid during the years for:
Interest			56,000	67,000
Income Taxes
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Debt Discount from Fair Value of Imbedded Derivative	32,500	12,478	391,437	118,336
Issuance of Common Stock for Deferred Offering Costs			51,250	535,160
Issuance of Convertible Debt for Bank Line of Credit			36,971	699,999
Issuance of Common Stock for Vendor Payables			65,781	247,000
Issuance of Common Stock for Accrued Payroll - Related Party		23,558	23,558	70,833
Issuance of Common Stock for Convertible Debt and Accrued Interest		56,644	300,376	65,750
Issuance of Convertible Debt for Notes Payable			72,371
Issuance of Convertible Debt for Deferred Financing Costs			20,774
Issuance of Convertible Debt for Deferred Offering Cost			93,750
Issuance of Common Stock for Stockholder Advances				401,759
Notes Payable Settled with Inventory				21,500
Issuance of Common Stock for Share Liability				180,000
Conversion of Convertible Debt and Accrued Interest for Common Stock	135,232
Reclassification of Derivative Liability to Additional Paid in Capital	27,373
Issuance of Convertible Note for Settlement Agreement		$ 25,000

Nature of Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations

[1] Nature of Operations and Basis of Presentation

Nature of Operations - Bergio International, Inc. (the “Company”) was incorporated in the State of Delaware on July 24, 2007 under the name Alba Mineral Exploration, Inc. On October 21, 2009, as a result of a Share Exchange Agreement, the corporate name was changed to Bergio International, Inc. and the Company implemented a 12-for-1 forward stock split of its common shares.  Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been adjusted to reflect such stock splits.  The Company is engaged in the product design, manufacturing, distribution of fine jewelry primarily in the United States and is headquartered from its corporate office in Fairfield, New Jersey. Based on the nature of operations, the Company’s sales cycle experiences significant seasonal volatility with the first two quarters of the year representing 15% - 25% of annual sales and the remaining two quarters representing the remaining portion of annual sales.

Basis of Presentation - The accompanying unaudited interim financial statements as of March 31, 2012, and for the three months ended March 31, 2012 and 2011, have been prepared in accordance with accounting principles generally accepted for interim financial statement presentation and in accordance with the instructions to Form 10-Q.  Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation.  In the opinion of management, the financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position as of March 31, 2012, results of operations for the three months ended March 31, 2012 and 2011, and cash flows for the three months ended March 31, 2012 and 2011.  The results of operations for the three months ended March 31, 2012, are not necessarily indicative of the results to be expected for the full year.

[1] Nature of Operations and Basis of Presentation

Nature of Operations - Bergio International, Inc. (the “Company”) was incorporated in the State of Delaware on July 24, 2007 under the name Alba Mineral Exploration, Inc.  On October 21, 2009, as a result of a Share Exchange Agreement, the corporate name was changed to Bergio International, Inc. and the Company implemented a 12-for-1 forward stock split of its common shares.  Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been adjusted to reflect such stock splits.  The Company is engaged in the product design, manufacturing, distribution of fine jewelry primarily in the United States and is headquartered from its corporate office in Fairfield, New Jersey.  Based on the nature of operations, the Company’s sales cycle experiences significant seasonal volatility with the first two quarters of the year representing 15% - 25% of annual sales and the remaining two quarters representing the remaining portion of annual sales.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies
Significant Accounting Policies

[2] Summary of Significant Accounting Policies

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition - Revenue is recognized upon the shipment of products to customers with the price to the buyer being fixed and determinable and collectability reasonably assured

Cash and Cash Equivalents - Cash equivalents are comprised of certain highly liquid instruments with a maturity of three months or less when purchased. The Company did not have any cash equivalents on hand at March 31, 2012 and December 31, 2011.

Accounts Receivable - Accounts receivable is generated from sales of fine jewelry to retail outlets throughout the United States. At March 31, 2012 and December 31, 2011, accounts receivable were substantially comprised of balances due from retailers.

An allowance for doubtful accounts is provided against accounts receivable for amounts management believes may be uncollectible. The Company determines the adequacy of this allowance by regularly reviewing the composition of its accounts receivable aging and evaluating individual customer receivables, considering the customer’s financial condition, credit history and current economic circumstance. As of March 31, 2012 and December 31, 2011 an allowance for doubtful accounts of $47,939 and $47,939 respectively has been provided.

Inventories - Inventory consists primarily of finished goods and is valued at the lower of cost or market. Cost is determined using the weighted average method and average cost is recomputed after each inventory purchase or sale.

Concentrations of Credit Risk - Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivables. The Company places its cash with high credit quality financial institutions.  The Company, from time to time, maintains balances in financial institutions beyond the insured amounts.  At March 31, 2012 and December 31, 2011, the Company had no cash balances beyond the federally insured amounts.

Concentrations of credit risk with respect to accounts receivable is limited due to the wide variety of customers and markets into which the Company’s services are provided, as well as their dispersion across many different geographical areas.  As is characteristic of the Company’s business and of the jewelry industry generally, the Company extends its customers seasonal credit terms.  The carrying amount of receivables approximates fair value. The Company routinely assesses the financial strength of its customers and believes its credit risk exposure on accounts receivable is limited. Based on management’s review of accounts receivable, an allowance for doubtful accounts has been recorded for the three months ended March 31, 2012 and 2011. The Company does not require collateral to support these financial instruments.

Property and Equipment and Depreciation - Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over estimated useful lives ranging from five (5) to seven (7) years.

Expenditures for repairs and maintenance are charged to expense as incurred whereas expenditures for renewals and improvements that extend the useful life of the assets are capitalized. Upon the sale or retirement, the cost and the related accumulated depreciation are eliminated from the respective accounts and any resulting gain or loss is reported within the Statements of Operations in the period of disposal.

Long-Lived Assets - In accordance with generally accepted accounting principles, long-lived tangible assets subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets exceed their fair value as determined by an estimate of undiscounted future cash flows.

Losses on assets held for disposal are recognized when management has approved and committed to a plan to dispose of the assets, and the assets are available for disposal.

Fair Value of Financial Instruments - The Company follows guidance issued by the FASB on “Fair Value Measurements” for assets and liabilities measured at fair value on a recurring basis.  This guidance establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

The FASB defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Additionally, the FASB requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

These inputs are prioritized below:

·

Level 1: Observable inputs such as quoted market prices in active markets for identical assets or liabilities.

·

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

·

Level 3: Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The Company discloses the estimated fair value for all financial instruments for which it is practicable to estimate fair value.  As of March 31, 2012 the fair value of short-term financial instruments including cash overdraft, accounts receivable, accounts payable and accrued expenses, approximates book value due to their short-term maturity.  The fair value of property and equipment is estimated to approximate its net book value.  The fair value of debt obligations, other than convertible debt obligations, approximates their face values due to their short-term maturities and/or the variable rates of interest associated with the underlying obligations.

The following are the major categories of liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	March 31, 2012				December 31, 2011

	Fair Value Measurement Using				Fair Value Measurement Using

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Derivative Liabilities	$-	310,230	-	310,230	$-	282,584	-	282,584

In addition, the FASB issued, “The Fair Value Option for Financial Assets and Financial Liabilities.  This guidance expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.  The Company did not elect the fair value option for any of its qualifying financial instruments.

Investments in Unconsolidated Affiliates - Investments in unconsolidated affiliates, in which the Company owns less than 20% or otherwise does not exercise significant influence, are stated at cost.  At March 31, 2012 and December 31, 2011, the Company had an investment in which the Company owned less than 1% interest in an unconsolidated affiliate and therefore the investment is carried at cost.

Deferred Offering and Deferred Financing Costs - We defer certain costs associated with financing activities related to the issuance of equity securities (deferred offering costs) and debt securities (deferred financing costs). These costs consist primarily of legal, banking and other professional fees related to the transactions. Upon successful completion of the offering of equity securities, deferred offering costs are recorded as a reduction of the net proceeds in paid in capital. If the offering is not successful, such costs will be expensed. Deferred financing costs are amortized over the life of the related debt.

Equity-Based Compensation - The Company accounts for equity based compensation transactions with employees under the provisions of ASC Topic No. 718, “Compensation: Stock Compensation” (“Topic No. 718”). Topic No. 718 requires the recognition of the fair value of equity-based compensation in net income. The fair value of common stock issued for compensation is measured at the market price on the date of grant.  The fair value of the Company’s equity instruments, other than common stocks, is estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of equity-based compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of equity-based awards granted to employees is amortized over the vesting period of the award and the Company elected to use the straight-line method for awards granted after the adoption of Topic No. 718.

The Company accounts for equity based transactions with non-employees under the provisions of ASC Topic No. 505-50, “Equity-Based Payments to Non-Employees” (“Topic No. 505-50”). Topic No. 505-50 establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The fair value of common stock issued for payments to non-employees is measured at the market price on the date of grant. The fair value of equity instruments, other than common stock, is estimated using the Black-Scholes option valuation model.

In general, the Company recognizes an asset or expense in the same manner as if it was to receive cash for the goods or services instead of paying with or using the equity instrument.

Advertising and Promotional Costs - Advertising and promotional costs are expensed as incurred and are recorded as part of Selling Expenses in the Statement of Operations.  The total cost for the years ended March 31, 2012 and 2011, was approximately $38,361 and $18,564, respectively.

During the year, the Company prepays costs associated with trade shows which are recorded as Prepaid Expenses in the Balance Sheet and are charged to the Statement of Operations upon the trade shows being conducted. For the three months ended March 31, 2012 and December 31, 2011, approximately $638 and $27,000, respectively, of trade show expenses have been recorded.

Income Taxes - The Company accounts for income taxes under the provisions of FASB ASC Topic No. 740 “Income Taxes” which requires the use of the liability method of accounting for income taxes. The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements. The resulting deferred tax assets or liabilities are adjusted to reflect changes in tax laws as they occur. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

Basic and Diluted Loss Per Share - Basic earnings per share includes no dilution and is computed by dividing earnings  available to common stockholders by the weighted average number of common shares outstanding for the period. Dilutive earnings per share reflect the potential dilution of securities that could occur through the effect of common shares issuable upon the exercise of stock options, warrants and convertible securities.  Equity instruments that may dilute earnings per share in the future are listed in Note 7. For the three months ended March 31, 2012 and 2011, 73,943,422 and 8,035,391 shares, respectably, issuable upon the conversion of convertible debt were not included in the computation of diluted loss per share because their inclusion would be antidilutive.

Subsequent Events - The Company evaluated subsequent events, which are events or transactions that occurred after March 31, 2012 through the issuance of the accompanying financial statements.

[2] Summary of Significant Accounting Policies

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition - Revenue is recognized upon the shipment of products to customers with the price to the buyer being fixed and determinable and collectability reasonably assured

Cash and Cash Equivalents - Cash equivalents are comprised of certain highly liquid instruments with a maturity of three months or less when purchased.  The Company did not have any cash equivalents on hand at December 31, 2011 and 2010.

Accounts Receivable - Accounts receivable is generated from sales of fine jewelry to retail outlets throughout the United States.  At December 31, 2011 and 2010, accounts receivable were substantially comprised of balances due from retailers.

An allowance for doubtful accounts is provided against accounts receivable for amounts management believes may be uncollectible. The Company determines the adequacy of this allowance by regularly reviewing the composition of its accounts receivable aging and evaluating individual customer receivables, considering the customer’s financial condition, credit history and current economic circumstance. As of December 31, 2011, and 2010 an allowance for doubtful accounts of $47,939 and $35,787, respectively has been provided.

Inventories - Inventory consists primarily of finished goods and is valued at the lower of cost or market.  Cost is determined using the weighted average method and average cost is recomputed after each inventory purchase or sale.

Concentrations of Credit Risk - Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivables.  The Company places its cash with high credit quality financial institutions.  The Company, from time to time, maintains balances in financial institutions beyond the insured amounts.  At December 31, 2011 and 2010, the Company had no cash balances beyond the federally insured amounts.

Concentrations of credit risk with respect to accounts receivable is limited due to the wide variety of customers and markets into which the Company’s services are provided, as well as their dispersion across many different geographical areas.  As is characteristic of the Company’s business and of the jewelry industry generally, the Company extends its customers seasonal credit terms.  The carrying amount of receivables approximates fair value.  The Company routinely assesses the financial strength of its customers and believes its credit risk exposure on accounts receivable is limited.  Based on management’s review of accounts receivable, an allowance for doubtful accounts has been recorded for the years ending December 31, 2011 and 2010.  The Company does not require collateral to support these financial instruments.

Property and Equipment and Depreciation - Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over estimated useful lives ranging from five (5) to seven (7) years.

Expenditures for repairs and maintenance are charged to expense as incurred whereas expenditures for renewals and improvements that extend the useful life of the assets are capitalized.  Upon the sale or retirement, the cost and the related accumulated depreciation are eliminated from the respective accounts and any resulting gain or loss is reported within the Statements of Operations in the period of disposal.

Long-Lived Assets - In accordance with generally accepted accounting principles, long-lived tangible assets subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets exceed their fair value as determined by an estimate of undiscounted future cash flows.

Losses on assets held for disposal are recognized when management has approved and committed to a plan to dispose of the assets, and the assets are available for disposal.

Fair Value of Financial Instruments - The Company follows guidance issued by the FASB on “Fair Value Measurements” for assets and liabilities measured at fair value on a recurring basis.  This guidance establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

The FASB defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Additionally, the FASB requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

These inputs are prioritized below:

Level 1:

Observable inputs such as quoted market prices in active markets for identical assets or liabilities.

Level 2:

Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3:

Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The Company discloses the estimated fair value for all financial instruments for which it is practicable to estimate fair value.  As of December 31, 2011, the fair value of short-term financial instruments including cash overdraft, accounts receivable, accounts payable and accrued expenses, approximates book value due to their short-term maturity.  The fair value of property and equipment is estimated to approximate its net book value.  The fair value of debt obligations, other than convertible debt obligations, approximates their face values due to their short-term maturities and/or the variable rates of interest associated with the underlying obligations.

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	December 31, 2011				December 31, 2010
	Fair Value Measurements Using				Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivative Liabilities	$--	$282,584	$--	$282,584	$--	$67,988	$--	$67.988

In addition, the FASB issued, “The Fair Value Option for Financial Assets and Financial Liabilities.  This guidance expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.  The Company did not elect the fair value option for any of its qualifying financial instruments.

Investments in Unconsolidated Affiliates - Investments in unconsolidated affiliates, in which the Company owns less than 20% or otherwise does not exercise significant influence, are stated at cost.  At December 31, 2011 and 2010, the Company had an investment in which the Company owned less than 1% interest in an unconsolidated affiliate and therefore the investment is carried at cost.

Deferred Offering and Deferred Financing Costs - We defer certain costs associated with financing activities related to the issuance of equity securities (deferred offering costs) and debt securities (deferred financing costs).  These costs consist primarily of legal, banking and other professional fees related to the transactions. Upon successful completion of the offering of equity securities, deferred offering costs are recorded as a reduction of the net proceeds in paid in capital. If the offering is not successful, such costs will be expensed. Deferred financing costs are amortized over the life of the related debt.

Equity-Based Compensation - The Company accounts for equity based compensation transactions with employees under the provisions of ASC Topic No. 718, “Compensation: Stock Compensation” (“Topic No. 718”).  Topic No. 718 requires the recognition of the fair value of equity-based compensation in net income. The fair value of common stock issued for compensation is measured at the market price on the date of grant.  The fair value of the Company’s equity instruments, other than common stocks, is estimated using a Black-Scholes option valuation model.  This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of equity-based compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period.  The fair value of equity-based awards granted to employees is amortized over the vesting period of the award and the Company elected to use the straight-line method for awards granted after the adoption of Topic No. 718.

The Company accounts for equity based transactions with non-employees under the provisions of ASC Topic No. 505-50, “Equity-Based Payments to Non-Employees” (“Topic No. 505-50”).  Topic No. 505-50 establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  The fair value of common stock issued for payments to non-employees is measured at the market price on the date of grant.  The fair value of equity instruments, other than common stock, is estimated using the Black-Scholes option valuation model.  In general, the Company recognizes an asset or expense in the same manner as if it was to receive cash for the goods or services instead of paying with or using the equity instrument.

Advertising and Promotional Costs - Advertising and promotional costs are expensed as incurred and are recorded as part of Selling Expenses in the Statement of Operations.  The total cost for the years ended December 31, 2011 and 2010 was approximately $187,000 and $168,000, respectively.

During the year, the Company prepays costs associated with trade shows which are recorded as Prepaid Expenses in the Balance Sheet and are charged to the Statement of Operations upon the trade shows being conducted.  For the years ended December 31, 2011 and 2010, approximately $27,000 and $31,000, respectively, of trade show expenses have been recorded.

Reclassification - Certain 2010 items have been reclassified to conform to 2011 presentation.

Income Taxes - The Company accounts for income taxes under the provisions of FASB ASC Topic No. 740 “Income Taxes” which requires the use of the liability method of accounting for income taxes.  The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements.  The resulting deferred tax assets or liabilities are adjusted to reflect changes in tax laws as they occur.  A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.  At December 31, 2011 and 2010, the entire deferred tax asset has been fully reserved because management has determined that it is not more likely than not that the net operating loss carry forwards will be realized in the future.

The Company does not believe it has any uncertain tax position deemed material as of December 31, 2011 and 2010.  With few exceptions, the Company believes it is no longer subject to U.S. federal and state tax examinations by tax authorities for tax periods prior to 2008.  The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.  As of December 31, 2011 and 2010, the Company had no accrued interest or penalties.  The Company currently has no federal or state tax examinations in progress nor has it had any federal or state examinations since inception.

Basic and Diluted Loss Per Share - Basic earnings per share includes no dilution and is computed by dividing earnings  available to common stockholders by the weighted average number of common shares outstanding for the period. Dilutive earnings per share reflect the potential dilution of securities that could occur through the effect of common shares issuable upon the exercise of stock options, warrants and convertible securities.  Equity instruments that may dilute earnings per share in the future are listed in Note 8. For the year ended December 31, 2011 and 2010, 41,086,693 and 1,559,813 shares, respectively, issuable upon the conversion of convertible debt were not included in the computation of diluted loss per share because their inclusion would be antidilutive.

Subsequent Events - The Company evaluated subsequent events, which are events or transactions that occurred after December 31, 2011 through the issuance of the accompanying financial statements.

New Authoritative Accounting Guidance	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Changes and Error Corrections
Description of New Accounting Pronouncements Not yet Adopted

[3] New Authoritative Accounting Guidance

On May 12, 2011, the FASB issued ASU 2011-04.  The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework.  Thus, there are few differences between the ASU and its international counterpart, IFRS 13.  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. The ASU is effective for interim and annual periods beginning after December 15, 2011.  The adoption of ASU 2011-04 did not have a material effect on the financial position, results of operations or cash flows of the Company.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements.  The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  The ASU does not change the items that must be reported in other comprehensive income.  The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of ASU 2011-05 did not have a material effect on the financial position, results of operations or cash flows of the Company.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying financial statements.

[3] New Authoritative Accounting Guidance

On May 12, 2011, the FASB issued ASU 2011-04.  The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework.  Thus, there are few differences between the ASU and its international counterpart, IFRS 13.  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however, it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. The ASU is effective for interim and annual periods beginning after December 15, 2011.  The adoption of ASU 2011-04 did not have a material effect on the financial position, results of operations or cash flows of the Company.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements.  The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  The ASU does not change the items that must be reported in other comprehensive income.  The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of ASU 2011-05 did not have a material effect on the financial position, results of operations or cash flows of the Company.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying financial statements.

Other Receivable	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets
Other Assets Disclosure

[4] Other Receivable

In February 2010, the Company sold all its shares in Diamond Information Institute, Inc. to an unrelated party for $225,000, and recognized a gain from the sale of $225,000.  Payments due on the receivable are in arrears and the Company has initiated legal proceedings against the purchaser. The receivable balance as of December 31, 2011 and 2010, is $137,500 and $175,000, respectively.  Subsequent to December 31, 2011, the Company received a $65,000 payment on the receivable.  Management believes the remaining balance will be collected, but due to its uncertainty, has recorded an allowance of the full amount owed of $72,500 as other expenses.

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure

[4] Property and Equipment

Property and equipment and accumulated depreciation and amortization are as follows:

	March 31,	December 31,
	2012	2011

Selling Equipment	$ 8,354	$ 8,354
Office and Equipment	365,662	355,027
Leasehold Improvements	7,781	7,781
Furniture and Fixtures	18,487	18,487

Total - At Cost	400,284	389,646
Less: Accumulated Depreciation and Amortization	289,417	285,049

Property and Equipment - Net	$ 109,867	$ 104,597

Depreciation and amortization expense for the three months ended March 31, 2012 and 2011 was approximately $5,370 and $12,242, respectively.

[5] Property and Equipment

Property and equipment and accumulated depreciation and amortization are as follows:

	December 31,	December 31,
	2011	2010

Selling Equipment	$8,354	$8,354
Office and Equipment	355,024	325,530
Leasehold Improvements	7,781	7,781
Furniture and Fixtures	18,487	18,487

Total - At Cost	389,646	360,152
Less: Accumulated Depreciation and Amortization	285,049	242,017

Property and Equipment - Net	$104,597	$118,135

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 was approximately $43,000 and $54,000, respectively.

Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt
Debt Disclosure

[5] Notes Payable

	March 31,	December 31,
	2012	2011

Notes payable due in equal monthly installments, monthly payments of $2,500 and one payment on June 30, 2011 equal to the outstanding balance; interest rate of 7.60%. The notes are collateralized by the assets of the Company. (1)	$-	$91,517

Notes payable due in equal monthly installments, over 60 months, Maturing through April 2014 at interest rates of 10.52%. The notes are collateralized by specific assets of the Company.	48,342	51,626

Total	48,342	51,626
Less: Current Maturities Included in Current Liabilities	25,477	20,591

Total Long-Term Portion of Debt	$22,865	$31,035

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009 between the company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default. The note payable was paid off in November 2011 through an assignment of a convertible debt agreement with Panache Capital, LLC

[6] Notes Payable

	December 31,
	2011	2010

Notes payable due in equal monthly installments, monthly payments of $2,500 and one payment on June 30, 2011 equal to the outstanding balance; interest rate of 7.60%. The notes are collateralized by the assets of the Company. (1)	$--	$91,517

Notes payable due in equal monthly installments, over 60 months, maturing through April 2014 at interest rates of 10.52%. The notes are collateralized by specific assets of the Company.	51,626	70,169

Total	51,626	161,686
Less: Current Maturities Included in Current Liabilities	20,591	110,060

Total Long-Term Portion of Debt	$31,035	$51,626

Maturities of long-term debt are as follows:

Years ended
December 31,
2012	$20,591
2013	22,865
2014	8,170

Total	$51,626

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009, between the Company and the bank. In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default.  The note payable was paid off in November 2011 through an assignment and convertible debt agreement with Panache Capital, LLC

Bank Lines of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Financial Services, Banking and Thrift
Deposit Liabilities Disclosures

[6] Bank Lines of Credit

A summary of the Company’s credit facilities is as follows:

	March 31,	December 31,
	2012	2011
Credit line of $75,000 as of December 16, 2011, due June 1, 2012. Monthly payments of accrued unpaid interest due beginning February 1, 2012. Principal plus all accrued unpaid interest due on June 1, 2012. Interest rate is bank’s prime rate plus 1.75%, minimum of 5.75%. Collateralized by the assets of the company.	$20,500	$--

Various unsecured Credit Cards of $161,000, minimum payment of principal and interest are due monthly at the credit card’s annual interest rate. At March 31, 2012 and December 31, 201, the interest rates ranged from 3.99% to 8.75%.	101,998	104,326

Total	122,498	104,326

Less: Current maturities included in current liabilities	122,498	104,326

Total Long-Term Portion	$--	$--

The Company’s CEO and majority shareholder also serves as a guarantor of the Company’s debt.

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009 between the company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default. The credit line was paid off in November 2011 through an assignment and convertible debt agreement with Asher Enterprises, Inc.

[7] Bank Lines of Credit

A summary of the Company’s credit facilities is as follows:

	December 31,
	2011	2010
Credit line of $75,000 as of December 16, 2011, due June 1, 2012. Monthly payments of accrued unpaid interest due beginning February 1, 2012. Principal plus all accrued unpaid interest due on June 1, 2012. Interest rate is bank’s prime rate plus 1.75%, minimum of 5.75%. Collateralized by the assets of the company.	$--	$--

Credit Line of $55,000 monthly payments of $500 and one payment on June 30, 2011 equal to outstanding balance; interest at the bank’s prime rate plus .75%. At December 31, 2010 and 2009, the interest rate was 4.00%. Collateralized by the assets of the Company. (1)	--	40,153

Various unsecured Credit Cards of $161,000, minimum payment of principal and interest are due monthly at the credit card’s annual interest rate. At December 31, 2011 and 2010, the interest rates ranged from 3.99% to 24.90%.	104,326	160,713

Total	104,326	200,866

Less: Current maturities included in current liabilities	104,326	200,866

Total Long-Term Portion	$--	$--

The Company’s CEO and majority shareholder also serves as a guarantor of the Company’s debt.

(1) Terms are per the Post Judgement Payment and Forbearance Agreement dated October 9, 2009, between the Company and the bank. In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgement, less credits for payment made through the date of default.  The credit line was paid off in November 2011, through an assignment and convertible debt agreement with Asher Enterprises, Inc.

Convertible Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Other Liabilities {1}
Other Liabilities Disclosure

[7] Convertible Debt

Asher

In February 13, 2012, the Company issued an 8% convertible note (the “February 2012 Note”) in the amount of $32,500 to Asher Enterprises, Inc. (“Asher”).  The principal and accrued interest is payable on January 12, 2013 or such earlier date as defined in the agreement.   The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 60% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In July 2011, the Company issued an 8% convertible note (the “July 2011 Note”) in the amount of $32,500 to Asher.  The principal and accrued interest is payable on April 18, 2012 or such earlier date as defined in the agreement.   The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.  During the three months ended March 31, 2012, the convertible note and $1,300 of accrued interest were converted into 4,551,780 shares of common stock.

In August 2011, the Company issued an 8% convertible note (the “August 2011 Note”) in the amount of $32,500 to Asher.  The principal and accrued interest is payable on May 29, 2012 or such earlier date as defined in the agreement.   The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 60.0% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion. During the three months ended March 31, 2012, the convertible note and $1,300 of accrued interest were converted into 4,909,787 shares of common stock.

In September 2011, the Company issued an 8% convertible note (the “September 2011 Note”) in the amount of $37,500 to Asher.  The principal and accrued interest is payable on June 28, 2012 or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In November 2011, the Company issued an 8% convertible note (the “November 2011 Note #2”) in the amount of $32,500 to Asher.  The principal and accrued interest is payable on September 5, 2012 or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after issue with conversion periods as defined in agreement. The note is convertible into shares of the Company’s common stock at a price of 61% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

On February 1, 2010, the Company issued an 8% secured convertible note (the “February 2010 Note”) in the amount of $50,000 to Asher Enterprises, Inc. (“Asher”).  The principal and accrued interest is payable on January 2, 2011 or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.   The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  In 2010, $47,000 of the principal was converted into 538,829 shares of company common stock.  In January 2011, the balance of the convertible note of $3,000 and $2,000 of accrued interest was converted into 100,000 shares of common stock.

On March 12, 2010, the Company issued an 8% secured convertible note (the “March 2010 Note”) in the amount of $30,000 to Asher.  The principal and accrued interest is payable on December 13, 2010 or such earlier date as defined in the agreement. The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.   The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  In February and March 2011, the convertible note of $30,000 and accrued interest of $1,200 was converted into 1,121,975 shares of common stock.

Asher is entitled to have all shares issued upon conversion of the above notes listed upon each national securities exchange or other automated quotation system, if any, upon which shares of the Company common stock are then listed.

Strategic

In May 2011, the Company issued a 15% convertible note (the “May 2011 Note”) in the amount of $50,000 to Strategic Business Initiatives, LLC (“Strategic”). The principal and accrued interest is payable on November 30, 2011 or such earlier date as defined in the agreement. The Company must give 10 days’ notice to Strategic about its intent to prepay the note. During the ten day period, prior to the Company’s prepayment, Strategic has the option to convert all or a portion of the principal and/or accrued interest into shares of the Company’s common stock at a price of 80% of the five day average closing price immediately prior to the conversion date.

In November 2011, the Company settled the note in full through an exchange agreement with Genesis Capital Management, LLC. (see below).

Panache

In November 2011, the Company issued a 10% convertible Note (the “November 2011 Note #3”) in the amount of $50,000 to Panache Capital, LLC (“Panache”).  The principal and accrued interest is payable on November 16, 2012 or such earlier date as defined in the agreement.  The note is convertible by Panache at any time after issue with conversion periods as defined in agreement.  The note is convertible into shares of the Company’s common stock at a price of 65% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In November 2011, the Company issued a 10% convertible note (the “November 2011 Note #4”) in the amount of $75,000 to Panache in consideration for payment of a note payable (See Note 5).  The principal and accrued interest is payable on November 16, 2012 or such earlier date as defined in the agreement.  The note is convertible by Panache at any time after issue with conversion periods as defined in agreement. The note is convertible into shares of the Company’s common stock at a price of 65% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.  In November and December 2011, $16,369 of principal was converted into 1,100,000 shares of common stock. During the three months ended March 31, 2012, $41,589 of principal was converted into 5,475,000 shares of common stock.

Caesar

In November 2011, the Company issued a 12% convertible note (the “November 2011 Note #5”) in the amount of $31,000 to Caesar Capital Group, LLC (“Caesar”).  The principal and accrued interest is payable on August 11, 2012 or such earlier date as defined in the agreement.  The note is convertible by Caesar at any time after the six month anniversary of the issue date with conversion periods as defined in agreement. The note is convertible into shares of the Company’s common stock at a price of 35% of the lesser of closing bid price one day prior to conversion or the average of the five trading days one day prior to conversion.

TCA Global

In November 2011, the Company issued a 12% convertible note (the “November 2011 Note #6”) in the amount of $200,000 to TCA Global Credit Master Fund, LP (“TCA Global”). The principal and accrued interest is payable on December 22, 2012 or such earlier date as defined in the agreement. The note is convertible by TCA Global at any time after issue with conversion periods as defined in agreement. The note is convertible into shares of the Company’s common stock at a price of 95% of the average of the five lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

Genesis

In November 2011, the Company issued an 8% convertible note (the “November 2011 Note #7”) in the amount of $64,643 through an exchange agreement with Genesis Capital Management, LLC (“Genesis”). The new note settled in full the note with Strategic in the principal amount of $50,000 plus accrued interest of $3,869. In addition, the Company incurred finance costs of $10,774.The principal and accrued interest is payable on November 30, 2012 or such earlier date as defined in the agreement. The note is convertible by Genesis at any time after issue with conversion periods as defined in agreement. The note is convertible into shares of the Company’s common stock at a price of 65% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion. In December 2011, $36,000 of principal was converted into 2,517,483 shares of common stock.  During the three months ended March 31, 2012, $28,643 of principal was converted into 4,262,641 shares of common stock.

In November 2011, the Company issued a 10% convertible note (the “November 2011 Note #8”) in the amount of $60,000 to Genesis.  The principal and accrued interest is payable on June 1, 2012 or such earlier date as defined in the agreement.  The note is convertible by Genesis at any time after issue with conversion periods as defined in agreement. The note is convertible into shares of the Company’s common stock at a price of 65% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

Tangiers

Effective January 2011, the Company entered into a 7% convertible promissory note agreement (the “January 2011 Note”) in the amount of $25,000 with Tangiers Capital, LLC (“Tangiers”) for the settlement of an accrued termination fee related to the securities purchase agreement with Tangiers. The principal and accrued interest is payable on June 18, 2012 or such earlier date as defined in the agreement. The note, including any accrued interest, is convertible into shares of the Company’s common stock at a price of 80% of the lowest trading price, determined on the then current trading market for the Company’s common stock, for the ten trading days prior to conversion, at the option of the holder. In March 2011, $12,500 of the convertible note was converted into 762,195 shares of common stock. At March 31, 2011, the balance of the note is $12,500.

On November 16, 2009, the Company issued a 7% Secured Convertible Debenture (the “November 2009 Debenture”) in the amount of $25,000 to Tangiers. The principal and accrued interest is payable on August 16, 2010 or such earlier date as defined in the agreement. Upon issuance, the November 2009 Debenture, including any accrued interest, was convertible into shares of the Company’s common stock at a price of 80% of the average of the two lowest trading prices, determined on the then current trading market for the Company’s common stock, for the ten trading days prior to conversion, at the option of the holder. The holder is entitled to “piggyback” registration rights on shares of common stock issued upon conversion.  During the year ended December 31, 2010, $18,750 of the convertible note was converted into 290,144 shares of common stock. In February 2011, the balance of the note of $6,250 and accrued interest of $1,694 was converted into 141,839 shares of common stock.

The Company accounts for the fair value of the conversion features in accordance with ASC Topic No. 815-15 “Derivatives and Hedging; Embedded Derivatives” (“Topic No. 815-15”). Topic No. 815-15 requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt. The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component of results of operations. The Company valued the embedded derivative using the Black-Scholes pricing model. The fair values upon issuance of the January 2011 Note of $12,478, April 2011 Note of $32,704, May 2011 Note of $16,570, July 2011 Note of $30,962, August 2011 Note of $32,500, September 2011 Note of $21,507, November 2011 Note of $28,344, November 2011 Note #2 of $32,500, November 2011 Note #3 of $12,488, November 2011 Note #4 of $18,731, November 2011 Note #5 of $31,000, November 2011 Note #6 of $22,982, November 2011 Note #7 of $64,643 November 2011 Note #8 of $34,028, and February 13, 2012 Note #9 of $61,297 were recorded as a derivative liability and a discount to the convertible debt. Amortization of debt discount amounted to $130,038 and $16,150 for the three months ended March 31, 2012, respectively. The derivative liability is revalued each reporting period using the Black-Scholes model. For the three months ended March 31, 2012, the Company recorded an unrealized gain from the change in the fair value of the derivative liability of $6,278 and $14,400, respectively. Convertible debt as of March 31, 2012 ($460,542) and December 31, 2011 ($563,274), is shown net of debt discount in the amount of $101,185 and $198,723, respectively.

The Black-Scholes model was valued with the following inputs:

·

Stock Price - The Stock Price was based on the average closing price of the Company’s stock as of the Valuation Date. Stock Prices ranged from $0.01 to $0.02 in the period 1-01-2012 through 3-31-12.

·

Variable Conversion Price - The variable conversion price was based on: (i) 80% of the lowest Stock Price out of the last 10 trading days prior to the Valuation Date (Tangiers); (ii) 62.5%, 61% and 60% of the average of the 3 lowest Stock Prices out of the last 10 trading days prior to the Valuation Date (Asher); (iii) 80% of the 5 day average Stock Price for the last 5 trading days prior to Valuation Date (Strategic); (iv) 35% of the lesser of Stock Price 1 day prior to conversion or the average of the 5 trading days 1 day prior to Valuation Date (Caesar); (v) 65% of the average of the 3 lowest Stock Prices out of the last 10 trading days prior to the Valuation Date (Panache) and (Genesis) and (vi) 95% of the average of the 5 lowest Stock Price during the 10 trading days ending 1 day prior to the Valuation Date (TCA Global) ,(vii) 60% of the average of the 10 lowest Stock Price during the 10 trading days ending 1 day prior to the Valuation Date (Asher).

·

Time to Maturity - The time to maturity was determined based on the length of time between the Valuation Date and the maturity of the debt.  Time to maturity ranged from 12 months to 0 months in the period 1-01-2012 through 3-31-12.

·

Risk Free Rate - The risk free rate was based on the Treasury Note rates as of the Valuation Dates with term commensurate with the remaining term of the debt. The risk free rate ranged from 0.10% to 1.20% in the period 1-01-2012 through 3-31-12.

·

Volatility - The volatility was based on the historical volatility of three comparable companies as historical volatility of the Company was not useful in developing the expected volatility due to the limited trading history of its stock. The average volatility for the comparable companies ranged from 42% to94% in the period from January 1, 2012 through March 31, 2012.

[8] Convertible Debt

Asher

In April 2011, the Company issued an 8% convertible note (the “April 2011 Note”) in the amount of $50,000 to Asher Enterprises, Inc. (“Asher”).  The principal and accrued interest was due on January 18, 2012, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.  In October and November 2011, the convertible note and $2,000 of accrued interest were converted into 2,109,575 shares of common stock.

In July 2011, the Company issued an 8% convertible note (the “July 2011 Note”) in the amount of $32,500 to Asher.  The principal and accrued interest is payable on April 18, 2012, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In August 2011, the Company issued an 8% convertible note (the “August 2011 Note”) in the amount of $32,500 to Asher.  The principal and accrued interest is payable on May 29, 2012, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 60.0% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In September 2011, the Company issued an 8% convertible note (the “September 2011 Note”) in the amount of $37,500 to Asher.  The principal and accrued interest is payable on June 28, 2012, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In November 2011, the Company issued a 10% convertible note (the “November 2011 Note”) in the amount of $39,522 to Asher in consideration for payment of a line of credit with a principal balance of $36,971 plus interest of $2,551 (See Note 7).  The principal and accrued interest is payable on December 31, 2012, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after issue with conversion periods as defined in agreement.  The note is convertible into shares of the Company’s common stock at a price of 61% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.  In November 2011, the November 2011 Note was converted into 2,333,134 shares of common stock.

In November 2011, the Company issued an 8% convertible note (the “November 2011 Note #2”) in the amount of $32,500 to Asher.  The principal and accrued interest is payable on September 5, 2012, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after issue with conversion periods as defined in agreement.  The note is convertible into shares of the Company’s common stock at a price of 61% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

On February 1, 2010, the Company issued an 8% secured convertible note (the “February 2010 Note”) in the amount of $50,000 to Asher Enterprises, Inc. (“Asher”).  The principal and accrued interest is payable on January 2, 2011, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  During 2011 and 2010, $3,000 and $47,000 of the convertible note was converted into 100,000 and 538,829 shares of common stock, respectively.

On March 12, 2010, the Company issued an 8% secured convertible note (the “March 2010 Note”) in the amount of $30,000 to Asher.  The principal and accrued interest is payable on December 13, 2010 or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  In February and March 2011, the convertible note was converted into 1,121,975 shares of common stock.

In April 2010, the Company issued an 8% secured convertible note (the “April 2010 Note”) in the amount of $40,000 to Asher.  The principal and accrued interest is payable on January 13, 2011, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  In April 2011, the convertible note was converted into 3,847,321 shares of common stock.

In May 2010, the Company issued an 8% secured convertible note (the “May 2010 Note”) in the amount of $40,000 to Asher.  The principal and accrued interest is payable on February 11, 2011, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  In May and June 2011, the convertible note was converted into 3,999,843 shares of common stock.

Asher is entitled to have all shares issued upon conversion of the above notes listed upon each national securities exchange or other automated quotation system, if any, upon which shares of the Company common stock are then listed.

Tangiers

Effective January 2011, the Company entered into a 7% convertible promissory note agreement (the “January 2011 Note”) in the amount of $25,000 with Tangiers Capital, LLC (“Tangiers”) for the settlement of an accrued termination fee related to the securities purchase agreement with Tangiers.  The principal and accrued interest is payable on June 18, 2012 or such earlier date as defined in the agreement.  The note, including any accrued interest, is convertible into shares of the Company’s common stock at a price of 80% of the lowest trading price, determined on the then current trading market for the Company’s common stock, for the ten trading days prior to conversion, at the option of the holder.  In March and April 2011, the convertible note and accrued interest was converted into 1,965,254 shares of common stock.

Strategic

In May 2011, the Company issued a 15% convertible note (the “May 2011 Note”) in the amount of $50,000 to Strategic Business Initiatives, LLC (“Strategic”).  The principal and accrued interest is payable on November 30, 2011 or such earlier date as defined in the agreement. The Company must give 10 days’ notice to Strategic about its intent to prepay the note.  During the ten day period, prior to the Company’s prepayment, Strategic has the option to convert all or a portion of the principal and/or accrued interest into shares of the Company’s common stock at a price of 80% of the five day average closing price immediately prior to the conversion date.

In November 2011, the Company settled the note in full through an exchange agreement with Genesis Capital Management, LLC (see below).

Panache

In November 2011, the Company issued a 10% convertible Note (the “November 2011 Note #3”) in the amount of $50,000 to Panache Capital, LLC (“Panache”).  The principal and accrued interest is payable on November 16, 2012 or such earlier date as defined in the agreement.  The note is convertible by Panache at any time after issue with conversion periods as defined in agreement.  The note is convertible into shares of the Company’s common stock at a price of 65% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In November 2011, the Company issued a 10% convertible note (the “November 2011 Note #4”) in the amount of $75,000 to Panache in consideration for payment of a note payable with a principal balance of $72,371 plus interest of $2,629  (See Note 6).  The principal and accrued interest is payable on November 16, 2012 or such earlier date as defined in the agreement.  The note is convertible by Panache at any time after issue with conversion periods as defined in agreement.  The note is convertible into shares of the Company’s common stock at a price of 65% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.  In November and December 2011, $16,369 of principal was converted into 1,100,000 shares of common stock.

Caesar

In November 2011, the Company issued a 12% convertible note (the “November 2011 Note #5”) in the amount of $31,000 to Caesar Capital Group, LLC (“Caesar”).  The principal and accrued interest is payable on August 11, 2012 or such earlier date as defined in the agreement.  The note is convertible by Caesar at any time after the six month anniversary of the issue date with conversion periods as defined in agreement. The note is convertible into shares of the Company’s common stock at a price of 35% of the lesser of closing bid price one day prior to conversion or the average of the five trading days ending one day prior to conversion.

TCA Global

In November 2011, the Company issued a 12% convertible note (the “November 2011 Note #6”) in the amount of $200,000 to TCA Global Credit Master Fund, LP (“TCA Global”).  The principal and accrued interest is payable on December 22, 2012, or such earlier date as defined in the agreement.  The note is convertible by TCA Global at any time after issue with conversion periods as defined in agreement.  The note is convertible into shares of the Company’s common stock at a price of 95% of the average of the five lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

Genesis

In November 2011, the Company issued an 8% convertible note (the “November 2011 Note #7”) in the amount of $64,643 through an exchange agreement with Genesis Capital Management, LLC (“Genesis”).  The new note settled in full the note with Strategic in the principal amount of $50,000 plus accrued interest of $3,869.  In addition, the Company incurred finance costs of $10,774.  The principal and accrued interest is payable on November 30, 2012, or such earlier date as defined in the agreement.  The note is convertible by Genesis at any time after issue with conversion periods as defined in agreement. The note is convertible into shares of the Company’s common stock at a price of 65% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.  In December 2011, $36,000 of principal was converted into 2,517,483 shares of common stock.

In November 2011, the Company issued a 10% convertible note (the “November 2011 Note #8”) in the amount of $60,000 to Genesis.  The principal and accrued interest is payable on June 1, 2012, or such earlier date as defined in the agreement.  The note is convertible by Genesis at any time after issue with conversion periods as defined in agreement. The note is convertible into shares of the Company’s common stock at a price of 65% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

The Company accounts for the fair value of the conversion features in accordance with ASC Topic No. 815-15 “Derivatives and Hedging; Embedded Derivatives” (“Topic No. 815-15”).  Topic No. 815-15 requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt.  The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component of results of operations. The Company valued the embedded derivative using the Black-Scholes pricing model.  The fair values upon issuance of the January 2011 Note of $12,478, April 2011 Note of $32,704, May 2011 Note of $16,570, July 2011 Note of $30,962, August 2011 Note of $32,500, September 2011 Note of $21,507, November 2011 Note of $28,344, November 2011 Note #2 of $32,500, November 2011 Note #3 of $12,488, November 2011 Note #4 of $18,731, November 2011 Note #5 of $31,000, November 2011 Note #6 of $22,982, November 2011 Note #7 of $64,643 and November 2011 Note #8 of $34,028 were recorded as a derivative liability and a discount to the convertible debt.  Amortization of debt discount amounted to $199,895 and $120,230 for the years ended December 31, 2011 and 2010, respectively.  The derivative liability is revalued each reporting period using the Black-Scholes model. For the years ended December 31, 2011 and 2010, the Company recorded an unrealized gain from the change in the fair value of the derivative liability of $176,841 and $60,026, respectively.  Convertible debt as of December 31, 2011 ($563,274) and December 31, 2010 ($119,250), is shown net of debt discount in the amount of $198,723 and $7,181, respectively.

The Black-Scholes model was valued with the following inputs:

·

Stock Price - The Stock Price was based on the average closing price of the Company’s stock as of the Valuation Date.  Stock Prices ranged from $0.01 to $0.12 in the period from January 1, 2011 to December 31, 2011.

·

Variable Conversion Price - The variable conversion price was based on: (i) 80% of the lowest Stock Price out of the last ten trading days prior to the Valuation Date (Tangiers); (ii) 62.5%, 61% and 60% of the average of the three lowest Stock Prices out of the last ten trading days prior to the Valuation Date (Asher); (iii) 80% of the five day average Stock Price for the last five trading days prior to Valuation Date (Strategic); (iv) 35% of the lesser of Stock Price one day prior to conversion or the average of the five trading days ending one day prior to Valuation Date (Caesar); (v) 65% of the average of the three lowest Stock Prices out of the last ten trading days prior to the Valuation Date (Panache) and (Genesis) and (vi) 95% of the average of the five lowest Stock Price during the ten trading days ending one day prior to the Valuation Date (TCA Global).

·

Time to Maturity - The time to maturity was determined based on the length of time between the Valuation Date and the maturity of the debt.  Time to maturity ranged from 14 months to 0 months in the period from January 1, 2011 to December 31, 2011.

·

Risk Free Rate - The risk free rate was based on the Treasury Note rates as of the Valuation Dates with term commensurate with the remaining term of the debt.  The risk free rate ranged from 0.10% to 0.30% in the period from January 1, 2011 to December 31, 2011.

·

Volatility - The volatility was based on the historical volatility of three comparable companies as historical volatility of the Company was not useful in developing the expected volatility due to the limited trading history of its stock.  The average volatility for the comparable companies ranged from 52.60% to 57.96% in the period from January 1, 2011 to December 31, 2011.

Equipment Held Under Capital Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Leases
Capital Leases in Financial Statements of Lessee Disclosure

[8] Equipment Held Under Capital Leases

The Company’s equipment held under the capital lease obligations as of March 31, 2012 and December 31, 2011 is summarized as follows:

	March 31,	December 31,
	2012	2011
Showroom Equipment	$40,000	$40,000
Less: Accumulated Amortization	34,649	32,667

Equipment Held under Capitalized Lease Obligations - Net	$5,351	$7,333

Amortization related to the equipment held under capital leases is calculated using the straight-line method over the five year useful lives of the assets.  For the three months ended March 31, 2012 and 2011, amortization was approximately $1,983 and $2,000, respectively.

The capital lease obligation was paid in full during 2011.

[9] Equipment Held Under Capital Leases

The Company’s equipment held under the capital lease obligations as of December 31, 2011 and 2010, is summarized as follows:

	December 31,
	2011	2010

Showroom Equipment	$40,000	$40,000
Less: Accumulated Amortization	32,667	24,667

Equipment Held under Capitalized Lease Obligations - Net	$7,333	$15,333

Amortization related to the equipment held under capital leases is calculated using the straight-line method over the five year useful lives of the assets.  For the years ended December 31, 2011 and 2010, amortization was approximately $8,000 and $9,000, respectively.

The capital lease obligation was paid in full during 2011.

Interest expense related to capital leases for the years ended December 31, 2011 and 2010 was approximately $500 and $4,000, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes {1}
Income Tax Disclosure

[10] Income Taxes

Deferred income tax assets [liabilities] are as follows:

	December 31,
	2011	2010

Deferred Income Tax Assets:
Net Operating Loss Carryforwards	$413,718	$289,716
Allowance for Doubtful Accounts	48,104	14,293
Start-up Costs	15,501	18,237
Totals	477,323	322,246

Deferred Income Tax Liabilities:
Property and Equipment	(23,651)	(20,135)

Gross Deferred Tax Asset [Liability]	453,672	302,111

Valuation Allowance for Deferred Taxes	(453,672)	(302,111)
Net Deferred Tax Asset [Liability]	$--	$--

Reconciliation of the Federal statutory income tax rate to the effective income tax rate is as follows:

	2011	2010

U.S. statutory rate	(34%)	(34%)
State income taxes - net of federal benefit	6%	6%
Change in valuation allowance and other	28%	28%
Effective rate	--	--

At December 31, 2011, the Company had approximately $1,045,000 of federal net operating tax loss carryforwards expiring at various dates through 2030.  The Tax Reform Act of 1986 enacted a complex set of rules which limits a company’s ability to utilize net operating loss carryforwards and tax credit carryforwards in periods following an ownership change. These rules define an ownership change as a greater than 50 percent point change in stock ownership within a defined testing period which is generally a three-year period.  As a result of stock which may be issued by us from time to time and the conversion of warrants, options or the result of other changes in ownership of our outstanding stock, the Company may experience an ownership change and consequently our utilization of net operating loss carryforwards could be significantly limited.

Based upon the net losses historically incurred and, the prospective global economic conditions, management believes that it is not more likely than not that the deferred tax asset will be realized and has provided a valuation allowance of 100% of the deferred tax asset.  The valuation allowance increased (decreased) by approximately $152,000 and $(127,000) in the years ended December 31, 2011 and 2010, respectively.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity
Stockholders' Equity Note Disclosure

[9] Stockholders' Equity

In March 2012, the Company issued an aggregate of 4,909,787 shares of common stock to Asher for conversion of its convertible debt.  The shares are valued at $32,500.

In January and February 2012, the Company issued an aggregate of 4,551,780 shares of common stock to Asher for conversion of its convertible debt.  The shares are valued at $32,500.

The Company is authorized to issue 200,000,000 shares of common stock, par value $.001 per share and 51 shares of preferred stock, par value $.001 per share. At March 31, 2012 and 2011, there were 60,501,390 and 41,302,182 common shares issued and outstanding, respectively. In October 2009, the Company affected a 12 for 1 forward split of its common stock. Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been retroactively adjusted to reflect such stock splits. Effective September 1, 2011, the Company authorized and issued 51 shares of Series A Preferred Stock, par value $0.001 to its CEO (see Note 10).  The Series A Preferred Stock pays no dividends and has no conversion rights. Each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company.

In March 2011, the Company issued an aggregate of 1,988,054 shares of common stock valued at $23,558 to its Chief Executive Officer pursuant to his employment agreement (see Note 10).

During fiscal 2011, the Company issued an aggregate of 13,511,848 shares of common stock to Asher for conversion of its convertible debt and accrued interest as follows: February 2010 Note remaining debt of $3,000, March 2010 Note of $30,000 and accrued interest of $3,200, April 2010 Note of $40,000 and accrued interest of $3,121, May 2010 Note of $40,000 and accrued interest of $2,849, April 2011 Note of $50,000 and accrued interest of $2,000 and November 2011 Note of $39,522.  The shares are valued at $213,692 (see Note 7).

In February, March and April 2011, the Company issued an aggregate of 2,107,093 shares of common stock to Tangiers for full conversion of its convertible debt and accrued interest. The notes and accrued interest were November 2009 Note remaining debt of $6,250 plus accrued interest of $1,694 and June 2010 Note of $25,000 plus accrued interest of $1,371. The shares are valued at $34,315 (see Note 7).

In August 2011, the Company issued 533,553 shares of common stock for payment of legal fees.  The shares are valued at $34,681, the fair value at date of issuance.

In October 2011, the Company issued 400,000 shares of common stock for deferred offering costs.  The shares are valued at $20,000, the fair value at date of issuance.

In November 2011, the Company issued 1,040,133 shares of common stock for payment of accounts payable.  The shares are valued at $31,100.

In November and December 2011, the Company issued 1,100,000 shares of common stock to Panache for partial conversion of its November 2011 Note #4 of $75,000 convertible debt.  The shares are valued at $16,369 (See Note 7).

In December 2011, the Company issued 2,517,483 shares of common stock to Genesis for partial conversion of its November 2011 Note #7 of $64,643 convertible debt. The shares are valued at $36,000 (See Note 7).

In December 2011, the Company issued 1,736,111 shares of common stock to TCA Global for deferred offering cost. The shares are valued at $31,250. The Company also recorded 5,208,333 common shares issuable to TCA Global for deferred offering costs. The shares are valued at $93,750 (See Note 11).

In January 2010, the Company finalized a Securities Purchase Agreement with Tangiers Investments, LP (“Tangiers”) (See Note 11). Pursuant to the agreement the Company issued Tangiers 92,593 shares of common stock valued at the market price of $500,000 for a one-time commitment fee.

In January 2010, the Company issued 157,142 shares of common stock to Caesar Capital Group, LLC (“Caesar”) to settle approximately $402,000 of stockholder advances and accrued interest.

In February 2010, the Company sold 125,000 shares of common stock to Caesar for $30,000.  The value of the stock on the date of sale based on the market price was $90,000 and the Company recorded an expense for financing costs of $60,000.

In February 2010, through an agreement with Socius CG II, Ltd (“Socius”), the Company settled a $699,999 payment of its credit line with Columbia Bank with the issuance of 1,190,249 shares of common stock to Socius.

In 2010, the Company issued an aggregate of 19,666 shares of common stock for legal services rendered for the registration of securities with the SEC.  The shares are valued at $23,160 the market price, and are recorded as financing costs.

In March 2010, the Company issued 90,833 shares of common stock to a consultant for services rendered.  The shares are valued at the market price of $62,900 and are recorded as share-based consulting expense.

In 2010, the Company issued an aggregate of 714,473 shares of common stock to Socius for settlement of approximately $247,000 in payables.

In April 2010, the Company issued 25,000 shares of common stock for accounting services rendered for the registration of securities with the SEC.  The shares are valued at $12,000 and are recorded as financing costs.

In April 2010, the Company issued 375,000 shares of common stock valued at $180,000 to settle share liability.  The accrued share liability was expensed as share based services.

In 2010, the Company issued an aggregate of 3,232,020 shares of common stock to its Chief Executive Officer pursuant to his employment agreement (see Note 11).

In 2010, the Company issued an aggregate of 538,829 shares of common stock to Asher for partial conversion of its convertible debt. The shares are valued at $47,000.

In 2010, the Company issued an aggregate of 290,144 shares of common stock to Tangiers Capital, LLC for partial conversion of its convertible debt.  The shares are valued at $18,750.

[11] Stockholders' Equity

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.001 per share and 10,000,000 shares of preferred stock, par value $0.001 per share.

Common Stock

At December 31, 2011 and 2010, there were 41,302,182 and 11,159,574 common shares issued and outstanding, respectively.  At December 31, 2011, an approximate additional 41,000,000 shares of common stock are reserved for issuance under the Incentive Stock and Award Plan and for outstanding convertible debt.  In October 2009, the Company affected a 12-for-1 forward split of its common stock. Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been retroactively adjusted to reflect such stock splits.

Preferred Stock

The preferred stock may be issued from time to time in one or more series as designated by the Company’s Board of Directors. Effective September 1, 2011, the Board of Directors authorized the issuance and the Company issued 51 shares of Series A Preferred Stock, par value $0.001 to its Chief Executive Officer (“CEO”), pursuant to his employment agreement (see Note 12).  The Series A Preferred Stock, initially, will pay no dividends and has no conversion rights. The Series A Preferred Stock ranks senior to the Company’s common stock and to any other series of capital stock hereafter created, unless specifically designated as senior by the Board of Directors.  Upon liquidation, the holders of Series A Preferred Stock are entitled to receive net assets on a pro rata basis. Each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company.

In March 2011, the Company issued an aggregate of 1,988,054 shares of common stock valued at $23,558 to its Chief Executive Officer pursuant to his employment agreement (see Note 12).

During fiscal 2011, the Company issued an aggregate of 13,511,848 shares of common stock to Asher for conversion of its convertible debt and accrued interest as follows: February 2010 Note remaining debt of $3,000, March 2010 Note of $30,000 and accrued interest of $3,200, April 2010 Note of $40,000 and accrued interest of $3,121, May 2010 Note of $40,000 and accrued interest of $2,849, April 2011 Note of $50,000 and accrued interest of $2,000 and November 2011 Note of $39,522.  The shares are valued at $213,692 (see Note 8).

In February, March and April 2011, the Company issued an aggregate of 2,107,093 shares of common stock to Tangiers for full conversion of its convertible debt and accrued interest.  The notes and accrued interest were November 2009 Note remaining debt of $6,250 plus accrued interest of $1,694 and June 2010 Note of $25,000 plus accrued interest of $1,371. The shares are valued at $34,315 (see Note 8).

In August 2011, the Company issued 533,553 shares of common stock for payment of legal fees.  The shares are valued at $34,681, the fair value at date of issuance.

In October 2011, the Company issued 400,000 shares of common stock for deferred offering costs.  The shares are valued at $20,000, the fair value at date of issuance.

In November 2011, the Company issued 1,040,133 shares of common stock for payment of accounts payable.  The shares are valued at $31,100.

In November and December 2011, the Company issued 1,100,000 shares of common stock to Panache for partial conversion of its November 2011 Note #4 of $75,000 convertible debt.  The shares are valued at $16,369 (See Note 8).

In December 2011, the Company issued 2,517,483 shares of common stock to Genesis for partial conversion of its November 2011 Note #7 of $64,643 convertible debt.  The shares are valued at $36,000 (See Note 8).

In December 2011, the Company issued 1,736,111 shares of common stock to TCA Global for deferred offering cost. The shares are valued at $31,250.  The Company also recorded 5,208,333 common shares issuable to TCA Global for deferred offering costs.  The shares are valued at $93,750 (See Note 13).

In January 2010, the Company finalized a Securities Purchase Agreement with Tangiers Investments, LP (“Tangiers”) (See Note 13). Pursuant to the agreement the Company issued Tangiers 92,593 shares of common stock valued at the market price of $500,000 for a one-time commitment fee.

In January 2010, the Company issued 157,142 shares of common stock to Caesar Capital Group, LLC (“Caesar”) to settle approximately $402,000 of stockholder advances and accrued interest.

In February 2010, the Company sold 125,000 shares of common stock to Caesar for $30,000.  The value of the stock on the date of sale based on the market price was $90,000 and the Company recorded an expense for financing costs of $60,000.

In February 2010, through an agreement with Socius CG II, Ltd (“Socius”), the Company settled a $699,999 payment of its credit line with Columbia Bank with the issuance of 1,190,249 shares of common stock to Socius.

In 2010, the Company issued an aggregate of 19,666 shares of common stock for legal services rendered for the registration of securities with the SEC.  The shares are valued at $23,160 the market price, and are recorded as financing costs.

In March 2010, the Company issued 90,833 shares of common stock to a consultant for services rendered.  The shares are valued at the market price of $62,900 and are recorded as share-based consulting expense.

In 2010, the Company issued an aggregate of 714,473 shares of common stock to Socius for settlement of approximately $247,000 in payables.

In April 2010, the Company issued 25,000 shares of common stock for accounting services rendered for the registration of securities with the SEC.  The shares are valued at $12,000 and are recorded as financing costs.

In April 2010, the Company issued 375,000 shares of common stock valued at $180,000 to settle share liability.  The accrued share liability was expensed as share based services.

In 2010, the Company issued an aggregate of 3,232,020 shares of common stock to its Chief Executive Officer pursuant to his employment agreement (see Note 13).

In 2010, the Company issued an aggregate of 538,829 shares of common stock to Asher for partial conversion of its convertible debt. The shares are valued at $47,000.

In 2010, the Company issued an aggregate of 290,144 shares of common stock to Tangiers Capital, LLC for partial conversion of its convertible debt.  The shares are valued at $18,750.

Incentive Stock and Award Plan

On May 9, 2011, the Company’s Board of Directors approved, authorized and adopted the 2011 Incentive Stock and Award Plan (the “Plan”).  Subject to adjustment for mergers, reorganizations, consolidation, recapitalization, stock dividend or other change in corporate structure, a total of 5,000,000 shares of common stock, par value $0.001 per share is subject to the Plan.  Under the Plan, the Company may grant non-qualified options (the “Non-qualified Options”), incentive options (the “Incentive Options” and together with the Non-qualified Options, the “Options”) and restricted stock (the “Restricted Stock”) to directors, officers, consultants, attorneys, advisors and employees.  Subject to a tax exception, if any Option or Restricted Stock expires or is canceled prior to its exercise or vesting in full, the shares of common stock issuable under the Option or Restricted Stock may be issuable pursuant to future Options or Restricted Stock under the Plan.

On August 26, 2011, the Company granted 533,553 shares of common stock under the Plan valued at $34,681, the fair value at date of grant, to its attorney.  As of December 31, 2011, there are 4,466,447 shares available for issuance under the Plan. No options have been granted under the plan.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure

[10] Related Party Transactions

The Company receives periodic advances from its principal stockholder based upon the Company’s cash flow needs. At March 31, 2012 and December 31, 2011, $221,244 and $323,086, respectively was due to the shareholder.  Interest expense is accrued at an average annual market rate of interest which was 3.94% and 3.25% at March 31, 2012 and December 31, 2011, respectively.  No terms for repayment have been established. As a result, the amount is classified as a Current Liability.

In the years ended December 31, 2011 and 2010, the Company issued an aggregate of 1,988,054 and 3,232,020 shares of common stock to its Chief Executive Officer (“CEO”), in accordance with his employment agreement (See Note 11), respectively. The shares are valued at $23,558 and $70,833 the amount of unpaid compensation owed the CEO, respectively.

[12] Related Party Transactions

The Company receives periodic advances from its principal stockholder based upon the Company’s cash flow needs.  At December 31, 2011 and 2010, $323,086 and $317,601, respectively was due to the shareholder. Interest expense is accrued at an average annual market rate of interest which was 3.25% at December 31, 2011 and 2010, respectively.  No terms for repayment have been established.  As a result, the amount is classified as a Current Liability.

In the years ended December 31, 2011 and 2010, the Company issued an aggregate of 1,988,054 and 3,232,020 shares of common stock and 51 shares of Series A preferred stock to its CEO, in accordance with his employment agreement (See Note 13), respectively.  The common shares were valued at $23,558 and $70,833 the amount of unpaid compensation owed the CEO, respectively.

Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure

[11] Commitment and Contingencies

Employment Agreement - Effective February 28, 2010, the Company entered into an employment agreement with its CEO.  The agreement, which is for a five year term, provides for an initial base salary of $175,000 per year with a 3% annual increase thereafter (the “Base Salary”).  The CEO is also entitled to certain bonuses based on net profits before taxes and other customary benefits, as defined in the agreement.  In addition, since it is understood that the Company is employing the CEO during a time of economic decline throughout the U.S. and at times and from time to time, the Company may not be in a position to pay the full amount of Base Salary owed the CEO it is understood and agreed to by the Board, that as long as the Company is unable to pay the CEO the full amount of his Base Salary that the Board shall issue to him, from time to time, an amount of shares that will allow him to remain in possession of fifty-one percent (51%) of the Company’s then outstanding common stock.  Such issuances shall be made to the CEO at any time when his total share holdings are reduced to an amount less than fifty-one percent (51%) as a result of issuance of shares made on behalf of the Company. The CEO waived the 3% annual increase for 2011.

Effective September 1, 2011, the Company and CEO entered into an Amended and Restated Employment Agreement (the “Amended Agreement”) which primarily retains the term and compensation of the original agreement. The Amended Agreement, however, removes the section which previously provided for the issuance of Company common stock to the CEO, from time to time, when the Company is unable to pay the CEO the full amount of his Base Salary which would allow the CEO to maintain a fifty-one percent (51%) share of the Company’s outstanding common stock.  However, the CEO does have the right to request all or a portion of his unpaid Base Salary be paid with the Company’s restricted common stock. In addition, the Amended Agreement provides for the issuance of 51 shares of newly authorized Series A Preferred Stock to be issued to the CEO. As defined in the Certificate of Designations, Preferences and Rights of the Series A Preferred Stock, each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company. Effective November 3, 2011, the CEO notified the Company that for the one year period, retroactive from April 1, 2011, through March 31, 2012, he would reduce his Base Compensation to $100,000.

Operating Leases - The Company leases certain office and manufacturing facilities and equipment. The Company’s office and manufacturing facilities are currently leased on a month to month basis at $1,800 per month. The equipment lease agreements are non-cancelable and expire at various dates through 2011. All these leases are classified as operating leases. As of January 1, 2012, the Company is on a month to month lease.

Rent expense for the Company’s operating leases for the three months ended March 31, 2012 and 2011, was approximately $3,300 and $6,000, respectively.

Acquisition - The Company entered into an Asset Purchase Agreement with Mario Panelli & C. s.a.s. (“Seller”), an Italian distributor of high-end jewelry, and Mario Panelli and Mogni Viviana (“Owners”), wherein the Company agreed to purchase the inventory of the Seller. The Company agreed to pay the Seller an amount equal to 100% of the book value of the Seller’s inventory as determined in accordance with U.S. generally accepted accounting principles. The closing date has been extended pending the Company obtaining adequate financing to complete the transaction.

Equity Financing Agreement - In January 2010, the Company finalized a securities purchase agreement with Tangiers Investors, LP (“Tangiers”) pursuant to which at its discretion the Company can periodically sell to Tangiers shares of common stock up to a maximum purchase of $25,000,000.  The selling price will be 88% of the lowest volume weighted average price, as defined in the agreement, for the five days immediately following the notice of sale date. In addition, the Company issued Tangiers 92,593 shares of common stock valued at $500,000 for a one-time commitment fee which is recorded as deferred offering costs.  Effective, June 22, 2010, the Company terminated the securities purchase agreement with Tangiers and recorded an expense of $535,160 as share-based financing costs which included the $500,000 commitment fee and $35,160 of professional fees related to a registration statement for common shares to be issued pursuant to the agreement, which was also terminated.

Consulting Agreement - The Company entered into an agreement for business development services with a consultant.  Pursuant to the agreement, the Company issued 375,000 shares of Company common stock for the services, which primarily were rendered in the first quarter of 2010.  The shares, which were issued in April 2010, are valued at the market price of $180,000.

Committed Equity Facility Agreement - In November 2011, the Company entered into a committed equity facility agreement with TCA Global to issue and sell from time to time up to $2,500,000 of the Company’s common stock at 95% of the market price to TCA Global, as defined in the agreement. The Company incurred a non-refundable facility fee of $125,000 (5%) payable in shares of the Company’s common stock which was recorded as deferred offering cost. The fee is to be paid in four quarterly installments.  The Company issued 1,736,111 shares of common stock valued at $31,250 for the first installment at the date of execution of the agreement.  The Company has also recorded common stock issuable for the remaining three installments in the amount of 5,208,333 common shares valued at $93,750.  The number of shares of common stock issuable will be adjusted based on the future market value of the common stock, as defined in the agreement.

Litigation - The Company is currently a defendant in a litigation filed by Moti Ganz USA, Ltd., as plaintiff, involving the return of a piece of jewelry valued at approximately $12,000.  The Company is currently finalizing negotiations to have the jewelry returned.

The Company is currently a plaintiff in a litigation filed against Macau Consultants and Advisory Services, Inc., Diamond International, Inc., Stanley Larson, Merlin Larson, Dennis Atkins, Paul Crawford, et al, as defendants.  The litigation involves the sale of Diamond International, Inc. to Macau Consultants and Advisory Services, Inc. for a purchase price of $225,000.  A past due receivable balance of $137,500 was due to the Company at December 31, 2011.  Subsequent to December 31, 2011, the Company received a payment of $65,000, leaving a remaining balance of $72,500.

Other than the matters described above, we are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our companies or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect.

[13] Commitment and Contingencies

Employment Agreement - Effective February 28, 2010, the Company entered into an employment agreement with its CEO.  The agreement, which is for a five year term, provides for an initial base salary of $175,000 per year with a 3% annual increase thereafter (the “Base Salary”).  The CEO is also entitled to certain bonuses based on net profits before taxes and other customary benefits, as defined in the agreement.  In addition, since it is understood that the Company is employing the CEO during a time of economic decline throughout the U.S. and at times and from time to time, the Company may not be in a position to pay the full amount of Base Salary owed the CEO it is understood and agreed to by the Board, that as long as the Company is unable to pay the CEO the full amount of his Base Salary that the Board shall issue to him, from time to time, an amount of shares that will allow him to remain in possession of fifty-one percent (51%) of the Company’s then outstanding common stock.  Such issuances shall be made to the CEO at any time when his total share holdings are reduced to an amount less than fifty-one percent (51%) as a result of issuance of shares made on behalf of the Company.  The CEO waived the 3% annual increase for 2011.

Effective September 1, 2011, the Company and CEO entered into an Amended and Restated Employment Agreement (the “Amended Agreement”), which primarily retains the term and compensation of the original agreement.  The Amended Agreement, however, removes the section which previously provided for the issuance of Company common stock to the CEO, from time to time, when the Company is unable to pay the CEO the full amount of his Base Salary which would allow the CEO to maintain a fifty-one percent (51%) share of the Company’s outstanding common stock.  However, the CEO does have the right to request all or a portion of his unpaid Base Salary be paid with the Company’s restricted common stock.  In addition, the Amended Agreement provides for the issuance of 51 shares of newly authorized Series A Preferred Stock to be issued to the CEO. As defined in the Certificate of Designations, Preferences and Rights of the Series A Preferred Stock, each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company.  Effective November 3, 2011, the CEO notified the Company that for the one year period, retroactive from April 1, 2011, through March 31, 2012, he would reduce his Base Salary to $100,000.

Operating Leases - The Company leases certain office and manufacturing facilities and equipment.  The Company’s office and manufacturing facilities are currently leased on a month to month basis at $1,800 per month.  The equipment lease agreements were non-cancelable and expired at various dates through 2011.  All these leases are classified as operating leases.  Effective January 2012, the monthly lease for office and manufacturing was revised to $1,100 per month (November and December 2011 monthly rent was waived as part of new agreement).

Rent expense for the Company’s operating leases for the years ended December 31, 2011 and 2010 was approximately $18,000 and $22,000, respectively.

Acquisition - The Company entered into an Asset Purchase Agreement with Mario Panelli & C. s.a.s. (the “Seller”), an Italian distributor of high-end jewelry, and Mario Panelli and Mogni Viviana, wherein the Company agreed to purchase the inventory of the Seller.  The Company agreed to pay the Seller an amount equal to 100% of the book value of the Seller’s inventory as determined in accordance with U.S. generally accepted accounting principles.  The closing date has been extended pending the Company obtaining adequate financing to complete the transaction.

Equity Financing Agreement - In January 2010, the Company finalized a securities purchase agreement with Tangiers Investors, LP (“Tangiers”), pursuant to which at its discretion the Company can periodically sell to Tangiers shares of common stock up to a maximum purchase of $25,000,000.  The selling price will be 88% of the lowest volume weighted average price, as defined in the agreement, for the five days immediately following the notice of sale date. In addition, the Company issued Tangiers 92,593 shares of common stock valued at $500,000 for a one-time commitment fee which is recorded as deferred offering costs.  Effective, June 22, 2010, the Company terminated the securities purchase agreement with Tangiers and recorded an expense of $535,160 as share-based financing costs which included the $500,000 commitment fee and $35,160 of professional fees related to a registration statement for common shares to be issued pursuant to the agreement, which was also terminated.

Consulting Agreement - The Company entered into an agreement for business development services with a consultant.  Pursuant to the agreement, the Company issued 375,000 shares of Company common stock for the services, which primarily were rendered in the first quarter of 2010.  The shares, which were issued in April 2010, are valued at the market price of $180,000.

Committed Equity Facility Agreement - In November 2011, the Company entered into a committed equity facility agreement with TCA Global to issue and sell from time to time up to $2,500,000 of the Company’s common stock at 95% of the market price to TCA Global, as defined in the agreement. The Company incurred a non-refundable facility fee of $125,000 (5%) payable in shares of the Company’s common stock which was recorded as deferred offering cost. The fee is to be paid in four quarterly installments.  The Company issued 1,736,111 shares of common stock valued at $31,250 for the first installment at the date of execution of the agreement.  The Company has authorized the issuance of the remaining three installments in the amount of 5,208,333 common shares valued at $93,750.  At this time, the Company has not formally issued the remaining three installments to TCA Global.  The number of shares of common stock issuable will be adjusted based on the future market value of the common stock, as defined in the agreement.

Litigation - The Company is currently a defendant in a litigation filed by Moti Ganz USA, Ltd., as plaintiff, involving the return of a piece of jewelry valued at approximately $12,000.  The Company is currently finalizing negotiations to have the jewelry returned.

The Company is currently a plaintiff in a litigation filed against Macau Consultants and Advisory Services, Inc., Diamond International, Inc., Stanley Larson, Merlin Larson, Dennis Atkins, Paul Crawford, et al, as defendants.  The litigation involves the sale of Diamond International, Inc. to Macau Consultants and Advisory Services, Inc. for a purchase price of $225,000.   A past due receivable balance of $137,500 was due to the Company at December 31, 2011.  Subsequent to December 31, 2011, the Company received a payment of $65,000, leaving a remaining balance of $72,500.

Other than the matters described above, we are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations.  There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our companies or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

[12] Subsequent Events

In April 2012, the Company issued 9,103,562 shares of common stock for conversion of debt. The shares are valued at $35,655 pursuant to the terms of the various convertible debt agreements.

[14] Subsequent Events

In January 2012, the Company issued 1,985,955 shares of common stock for conversion of debt. The shares are valued at $19,304 per the terms of the various convertible debt agreements.

In February 2012, the Company issued 7,238,901 shares of common stock for conversion of debt. The shares are valued at $50,164 per the terms of the various convertible debt agreements.

In March 2012, the Company issued 9,974,352 shares of common stock for conversion of debt.  The shares are valued at $66,237 pre the terms of the various convertible debt agreements.